Shareholder Report, Line Graph (Details) 191990_Carillon Chartwell Short Duration High Yield Fund_Class R-6_TSR Annual {Class R-6} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 1,048,242	$ 1,000,000	$ 1,122,689
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,045,837	1,000,000	$ 1,122,193
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value	1,053,916	1,000,000	$ 1,130,043
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	$ 1,045,418	$ 1,000,000	$ 1,118,243